Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Debt1 [Abstract]
Disclosure of debt instruments

	2023	2022
	$	$
Revolving credit facility:
Principal amount	150,000	—
Unamortized financing costs	(7,365)	—
	142,635	—
Equipment loans:
Fekola equipment loan facilities (net of unamortized transaction costs)	13,875	23,102
Goose equipment loan facility (net of unamortized transaction costs)	6,776	—
Masbate equipment loan facility (net of unamortized transaction costs)	—	872
	20,651	23,974

Lease liabilities	28,839	33,254

Total debt	192,125	57,228
Current portion	(16,256)	(15,519)
Long-term debt	175,869	41,709

Disclosure of changes in debt balances
The following is a continuity schedule of the Company's debt balances:

	Revolving credit facility	Equipment loans	Lease Liabilities	Total
	$	$	$	$

Balance at December 31, 2021	—	46,273	28,861	75,134
Lease liabilities incurred	—	—	11,882	11,882
Debt repayments	—	(19,802)	(6,616)	(26,418)
Foreign exchange gains	—	(2,716)	(2,218)	(4,934)
Non-cash interest and financing expense	—	219	1,345	1,564
Balance at December 31, 2022	—	23,974	33,254	57,228

Revolving credit facility draw downs	150,000	—	—	150,000
Lease liabilities incurred	—	—	5,457	5,457
Lease liabilities terminated	—	—	(6,341)	(6,341)
Debt acquired as part of Sabina acquisition (Note 6)	—	9,431	1,055	10,486
Debt repayments	—	(13,301)	(6,224)	(19,525)
Foreign exchange losses	—	410	330	740
Reclass of deferred financing costs from other assets (Note 12)	(8,311)	—	—	(8,311)
Non-cash interest and financing expense	946	137	1,308	2,391
Balance at December 31, 2023	142,635	20,651	28,839	192,125

Current portion	—	(11,316)	(4,940)	(16,256)
	142,635	9,335	23,899	175,869

Disclosure of maturity analysis of operating lease payments
The expected timing of undiscounted lease payments at December 31, 2023 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	5,190
One to five years	15,101
More than five years	14,597
34,888

Disclosure of long-term debt maturities
The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2023:

	2024	2025	2026	2027	2028	Total
	$	$	$	$	$	$

Revolving credit facility
Principal	—	150,000	—	—	—	150,000
Interest (estimated)	11,462	10,985	—	—	—	22,447

Fekola equipment loan facilities:
Principal	8,093	5,973	—	—	—	14,066
Interest (estimated)	569	154	—	—	—	723

Goose equipment loan facility:
Principal	3,225	2,878	673	—	—	6,776
Interest (estimated)	253	140	35	—	—	428

Lease liabilities
Principal	5,190	4,331	3,507	2,404	2,439	17,871
	28,792	174,461	4,215	2,404	2,439	212,311